Condensed financial information of the parent company - Statement of income and comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Operating Expenses [Abstract]
General and administrative	$ (1,467,373)	$ (981,347)	$ (515,596)
LOSS FROM OPERATIONS	5,534,520	7,042,653	3,521,519
NET INCOME	4,363,591	3,768,109	2,454,874
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(267,546)	133,553	(135,663)
COMPREHENSIVE INCOME	4,096,045	3,901,662	2,319,211
Reportable Legal Entities [Member] | Parent Company [Member]
Operating Expenses [Abstract]
General and administrative	(309,466)	(115,683)	0
LOSS FROM OPERATIONS	(309,466)	(115,683)	0
EQUITY INCOME OF SUBSIDIARY	4,673,057	3,883,792	2,454,874
NET INCOME	4,363,591	3,768,109	2,454,874
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(267,546)	133,553	(135,663)
COMPREHENSIVE INCOME	$ 4,096,045	$ 3,901,662	$ 2,319,211